LEASES - Operating leases recognized in balance sheet (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
Operating lease right-of-use assets	¥ 6,868,817	$ 967,453	¥ 12,061,697
Current portion of operating lease liabilities	4,372,886	615,908	5,792,931
Non-current portion of operating lease liabilities	¥ 2,788,063	$ 392,690	¥ 7,405,805